Expense Example	Mar. 31, 2026 USD ($)
First Prospectus | Tradr 2X Short SPY Monthly ETF | Tradr 2X Short SPY Monthly ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 153
Expense Example, with Redemption, 3 Years	575
First Prospectus | Tradr 2X Long SPY Quarterly ETF | Tradr 2X Long SPY Quarterly ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	102
Expense Example, with Redemption, 3 Years	318
Expense Example, with Redemption, 5 Years	552
Expense Example, with Redemption, 10 Years	1,225
First Prospectus | Tradr 2X Long Innovation 100 Monthly ETF | Tradr 2X Long Innovation 100 Monthly ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	105
Expense Example, with Redemption, 3 Years	328
Expense Example, with Redemption, 5 Years	569
Expense Example, with Redemption, 10 Years	1,259
First Prospectus | Tradr 2X Short Innovation 100 Monthly ETF | Tradr 2X Short Innovation 100 Monthly ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	153
Expense Example, with Redemption, 3 Years	575
First Prospectus | Tradr 2X Long Innovation 100 Quarterly ETF | Tradr 2X Long Innovation 100 Quarterly ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	102
Expense Example, with Redemption, 3 Years	318
Expense Example, with Redemption, 5 Years	552
Expense Example, with Redemption, 10 Years	1,225
Second Prospectus | Astoria Real Assets ETF | Astoria Real Assets ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	58
Expense Example, with Redemption, 3 Years	183
Expense Example, with Redemption, 5 Years	318
Expense Example, with Redemption, 10 Years	714
Second Prospectus | AXS Esoterica NextG Economy ETF | AXS Esoterica NextG Economy ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	86
Expense Example, with Redemption, 3 Years	401
Expense Example, with Redemption, 5 Years	738
Expense Example, with Redemption, 10 Years	1,693
Second Prospectus | AXS Green Alpha ETF | AXS Green Alpha ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	102
Expense Example, with Redemption, 3 Years	318
Expense Example, with Redemption, 5 Years	552
Expense Example, with Redemption, 10 Years	1,225
Second Prospectus | AXS Knowledge Leaders ETF | AXS Knowledge Leaders ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	77
Expense Example, with Redemption, 3 Years	240
Expense Example, with Redemption, 5 Years	417
Expense Example, with Redemption, 10 Years	930
Third Prospectus | Tradr 2X Long Innovation ETF | Tradr 2X Long Innovation ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	151
Expense Example, with Redemption, 3 Years	531
Expense Example, with Redemption, 5 Years	936
Expense Example, with Redemption, 10 Years	2,070
Third Prospectus | Tradr 2X Short TSLA Daily ETF | Tradr 2X Short TSLA Daily ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	117
Expense Example, with Redemption, 3 Years	378
Expense Example, with Redemption, 5 Years	659
Expense Example, with Redemption, 10 Years	1,461
Third Prospectus | Tradr 1.5X Short NVDA Daily ETF | Tradr 1.5X Short NVDA Daily ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	117
Expense Example, with Redemption, 3 Years	452
Expense Example, with Redemption, 5 Years	811
Expense Example, with Redemption, 10 Years	1,822
Third Prospectus | Tradr 1X Short Innovation Daily ETF | Tradr 1X Short Innovation Daily ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	101
Expense Example, with Redemption, 3 Years	315
Expense Example, with Redemption, 5 Years	547
Expense Example, with Redemption, 10 Years	$ 1,213